Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0002083910
Registrant Name	Archimedes Tech SPAC Partners III Co.
Registration File Number	333-292419
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A